Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2020	2019
Deferred tax assets:
Net operating loss carryforward	$14,737,240	$15,328,336
Research and development tax credit carryforward	1,189,110	1,122,536
Stock-based compensation expense	4,870	1,877,284
Accrued salaries and directors’ fees	72,721	450,503
Depreciation	-	8,571
Total deferred tax assets	16,003,941	18,787,230
Deferred tax liabilities
Depreciation	28,274	-
Net deferred tax assets	15,975,667	18,787,230
Valuation allowance	(15,975,667)	(18,787,230)
Net deferred tax asset after reduction for valuation allowance	$-0-	$-0-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2020	2019
U.S. federal statutory rate applied to pretax loss	$(621,194)	$(497,833)
Permanent differences	65	278
Research and development credits	(66,574)	(47,053)
Change in valuation allowance, net of expired items and other adjustments	687,703	544,308
Reported income tax expense	$-0-	$-0-